ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME
Schedule of accumulated other comprehensive income

The following table summarizes the change in the components of the Company's AOCI balance and related tax effects for the three months ended September 30, 2013:

	Currency Translation Adjustment	Pension Liability	Unrealized Gains on Retained Interests	Unrealized Losses on Derivatives	Total
Beginning balance, gross	$24,806	$(8,475)	$941	$(9,373)	$7,899
Tax asset (liability)	—	3,155	(355)	3,312	6,112

Beginning balance, net of tax	24,806	(5,320)	586	(6,061)	14,011
Other comprehensive income before reclassifications	11,959	—	28	(597)	11,390
Amounts reclassified from accumulated other comprehensive income	—	162	(471)	1,514	1,205
Tax effects	—	(61)	167	(382)	(276)

Net current-period other comprehensive income	11,959	101	(276)	535	12,319

BALANCE—September 30, 2013	$36,765	$(5,219)	$310	$(5,526)	$26,330

        The following table summarizes the change in the components of the Company's AOCI balance and related tax effects for the nine months ended September 30, 2013:

	Currency Translation Adjustment	Pension Liability	Unrealized Gains on Retained Interests	Unrealized Losses on Derivatives	Total
Beginning balance, gross	$58,920	$(8,834)	$3,012	$(13,219)	$39,879
Tax asset (liability)	—	3,286	(1,136)	4,619	6,769

Beginning balance, net of tax	58,920	(5,548)	1,876	(8,600)	46,648
Other comprehensive income before reclassifications	(22,155)	—	(368)	(31)	(22,554)
Amounts reclassified from accumulated other comprehensive income	—	521	(2,146)	4,793	3,168
Tax effects	—	(192)	948	(1,688)	(932)

Net current-period other comprehensive income	(22,155)	329	(1,566)	3,074	(20,318)

BALANCE—September 30, 2013	$36,765	$(5,219)	$310	$(5,526)	$26,330

	2012	2011
Cumulative foreign currency translation adjustment	$58,920	$43,836
Pension liability adjustment net of taxes of $3,286 and $3,267, respectively	(5,548)	(5,394)
Unrealized gains on retained interests net of taxes of $1,136 and $1,959, respectively	1,876	3,234
Unrealized loss on derivative financial instruments net of taxes of $4,619 and $6,957, respectively	(8,600)	(12,960)

Total	$46,648	$28,716